Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Operating costs	$ 703,087	$ 262,564	$ 1,385,738	$ 1,100,138
Loss from operations	(703,087)	(262,564)	(1,385,738)	(1,100,138)
Other income:
Loss on change in fair value of derivative liabilities			(2,357,500)
Interest earned on marketable securities held in Trust Account	933	262,479	348,425	4,324,060
Refund of Tender Bid-Subsidiary			11,180
Gain on change in fair value of warrant liability	853,000		(2,357,500)
Other	72
Other income, net	854,005	262,479	(1,997,895)	4,324,060
Income (loss) before benefit from (provision for) income taxes	150,918	(85)	(3,383,633)	3,223,922
Benefit from (provision for) income taxes	49,995	(220)	217,086	(690,816)
Net income (loss)	$ 200,913	$ (305)	$ (3,166,547)	$ 2,533,106
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	3,881,505	6,076,290	5,207,431	17,476,926
Basic and diluted net income per share, Common Stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.03	$ 0.04	$ 0.17
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	8,086,215	7,148,526	7,272,058	7,101,692
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)			$ (0.47)	$ (0.06)
Basic weighted average shares outstanding, Non-redeemable common stock (in Shares)	8,086,215	7,148,526
Basic net income per share, Non-redeemable common stock (in Dollars per share)	$ 0.02	$ (0.03)
Diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	8,206,296	7,148,526
Diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.08)	$ (0.03)